Financial Liabilities - Other Financial Liabilities (Details) $ / shares in Units, € in Thousands, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 $ / shares	Jun. 30, 2021 USD ($) shares
Financial Liabilities
Non-current debt with GIC (sovereign wealth fund in Singapore)	€ 833,664		€ 829,937
Non-current preferential loans	4,943		7,029
Other non-current financial liabilities	49,100		1,860
Total other non-current financial liabilities	887,707		838,826
Current debt with GIC (sovereign wealth fund in Singapore)	86,284
Current preferential loans	1,633		2,607
Outstanding payments of acquisitions			39,075
Other current financial liabilities	25,763		1,552
Total other current financial liabilities	113,680		43,234
Dividend paid per share | $ / shares		$ 4,168,000
Redemption Price Per Share | $ / shares		0		$ 52,105,000
Other financial liabilities	1,001,387		882,060
Within one year
Financial Liabilities
Other financial liabilities	113,680		43,234
Two years
Financial Liabilities
Other financial liabilities	54,506		88,144
Three years
Financial Liabilities
Other financial liabilities	50,086		88,947
Four years
Financial Liabilities
Other financial liabilities	50,408		89,027
Five years
Financial Liabilities
Other financial liabilities	49,483		88,871
Over five years
Financial Liabilities
Other financial liabilities	683,224		€ 483,837
Biomat USA Group
Financial Liabilities
Value of ordinary shares exchanged for liability | $					$ 990
Number of class B ordinary shares exchanged | shares					10
Redemption Price Per Share | $ / shares		52,105,263.16
Biomat Newco, Corp.
Financial Liabilities
Number of class B ordinary shares exchanged | shares					9
GIC
Financial Liabilities
Repayment obligation arising supply contract	5,900
Redemption Price Per Share | $ / shares		$ 52,105,000
Current debt includes accrued interests	37,432
Current debt related to share redemption right	48,852
Unsecured long-term loan
Financial Liabilities
Other non-current financial liabilities	44,300
Distributor commission liabilities
Financial Liabilities
Other current financial liabilities	€ 15,500